SCHEDULE OF OTHER ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred rent receivable		$ 1,912,048	$ 2,680,886
Prepaid expenses, deposits and other		299,187	601,897
Investment in marketable securities	$ 1,600,000	83,000
Accounts receivable, net		541,885	1,336,122
Right-of-use assets, net		102,144	561,375
Other intangibles, net		142,483	212,932
Notes receivable		316,374	316,374
Deferred offering costs		108,660
Total other assets	4,449,538	3,422,781	$ 5,709,586
Other Assets [Member]
Deferred rent receivable	1,644,276	1,912,048
Prepaid expenses, deposits and other	273,585	215,946
Investment in marketable securities	1,670,693	83,241
Accounts receivable, net	363,104	541,885
Right-of-use assets, net	81,637	102,144
Other intangibles, net	97,483	142,483
Notes receivable	316,374	316,374
Deferred offering costs	2,386	108,660
Total other assets	$ 4,449,538	$ 3,422,781